Derivative instruments - Realized and unrealized gains and (losses) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	$ 131,804	$ 63,994
Natural gas swaps
Gains and (losses) on derivative instruments
Gains	121,626	31,440	$ 830
Losses	(6,587)	(1,431)	(21,179)
Total	115,039	30,009	$ (20,349)
Natural gas swaps | Regulatory liability
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	$ 131,804	$ 63,994